ORGANIZATION, BUSINESS OPERATION AND LIQUIDITY (Details)									3 Months Ended		12 Months Ended
	Jul. 20, 2023 USD ($) item $ / shares shares	Jan. 19, 2023 USD ($) item $ / shares shares	Apr. 19, 2022 USD ($) item $ / shares shares	Oct. 29, 2021 USD ($) $ / shares shares	Oct. 21, 2021	Mar. 22, 2021	Jan. 27, 2021 $ / shares shares	Jun. 20, 2020	Jun. 30, 2023 USD ($) $ / shares	Mar. 31, 2023 USD ($) $ / shares shares	Mar. 31, 2022 USD ($) $ / shares shares	Aug. 31, 2023 USD ($)	Aug. 18, 2023 USD ($)	Jul. 28, 2023 USD ($)	May 10, 2023 USD ($)	Jan. 03, 2023 USD ($)	Dec. 31, 2022 USD ($)	Sep. 07, 2022 USD ($)	Apr. 03, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 06, 2021 USD ($)	Jan. 30, 2020 $ / shares
ORGANIZATION, BUSINESS OPERATION AND LIQUIDITY
Condition for future business combination number of businesses minimum						1		1
Shares issued price per share | $ / shares				$ 10.20			$ 10.20		$ 10.20	$ 10.20	$ 10.20
Transaction costs									$ 16,664,843	$ 16,664,843	$ 16,664,843
Underwriting fees									3,173,059	3,173,059	3,173,059
Deferred underwriting fee payable									12,100,000	12,100,000	12,100,000
Other offering costs									$ 1,391,784	$ 1,391,784	$ 1,391,784
Condition for future business combination use of proceeds percentage									80	80	80
Condition for future business combination threshold percentage ownership									50	50	50
Maximum allowed dissolution expenses				$ 100,000					$ 100,000	$ 100,000	$ 100,000
Obligation to redeem public shares if entity does not complete a business combination (as a percent)									100.00%	100.00%	100.00%
Months to complete acquisition									24 months	21 months	21 months
Redemption of shares calculated based on business days prior to consummation of business combination (in days)									2 days	2 days	2 days
Condition for future business combination threshold net tangible assets									$ 5,000,001	$ 5,000,001	$ 5,000,001
Redemption period upon closure									10 days	10 days	10 days
Maximum number of times for extend the date by which the company must consummate an initial business combination | item		6	6
Combination period, after extensions		21 months	21 months		21 months
Deposit into Company's Trust Account for each one-month extension		$ 165,000
Deposit into Company's Trust Account for each one-month extension, per share amount (in dollars) of each public share outstanding | $ / shares		$ 0.055
Number of public shares, shareholders exercised their right to redeem | shares		19,949,665	19,949,665							19,949,665
Amount removed from the Trust Account to pay holders		$ 206,500,000	$ 206,500,000							$ 206,500,000
Redemption price per public share | $ / shares		$ 10.35	$ 10.35							$ 10.35
Amount remain in the trust account		$ 31,500,000	$ 31,500,000						$ 33,949,490	$ 33,058,050							$ 237,987,893			$ 234,604,006
Number of public shares outstanding | shares		3,050,335	3,050,335							3,050,335
Cash held outside the Trust Account									36,287	$ 50,274	$ 10,436
Promissory Notes - Related Party									2,490,000	1,495,000	$ 500,000						$ 500,000
Subsequent Event
ORGANIZATION, BUSINESS OPERATION AND LIQUIDITY
Maximum number of times for extend the date by which the company must consummate an initial business combination | item	3		6
Additional extension period each time for the company to consummate an initial business combination	1 month	1 month	1 month
Combination period, after extensions	24 months		21 months
Deposit into Company's Trust Account for each one-month extension	$ 90,000		$ 165,000
Deposit into Company's Trust Account for each one-month extension, per share amount (in dollars) of each public share outstanding | $ / shares	$ 0.03
Number of public shares, shareholders exercised their right to redeem | shares	339,914		19,949,665
Amount removed from the Trust Account to pay holders	$ 3,800,000		$ 206,500,000
Redemption price per public share | $ / shares	$ 11.13		$ 10.35
Amount remain in the trust account	$ 30,170,000											$ 30,600,000
Number of public shares outstanding | shares	2,710,421		3,050,335
Common stock outstanding														$ 162,624
Unsecured promissory note
ORGANIZATION, BUSINESS OPERATION AND LIQUIDITY
Promissory Notes - Related Party									$ 2,490,000	$ 1,495,000
Unsecured promissory note | Subsequent Event
ORGANIZATION, BUSINESS OPERATION AND LIQUIDITY
Maximum borrowing capacity of related party promissory note	$ 180,000
IPO
ORGANIZATION, BUSINESS OPERATION AND LIQUIDITY
Sale of units, net of underwriting discounts (in shares) | shares				23,000,000			23,000,000
Shares issued price per share | $ / shares				$ 10.00			$ 10.00				$ 10.20											$ 10.20
Sale of private placement warrants (in shares) | shares										25,000	25,000
Months to complete acquisition									24 months	21 months	21 months
Sale of founder shares									$ 25,000
Private Placement | Private Placement Warrants
ORGANIZATION, BUSINESS OPERATION AND LIQUIDITY
Sale of private placement warrants (in shares) | shares				1,060,000
Sponsor | Unsecured convertible promissory note
ORGANIZATION, BUSINESS OPERATION AND LIQUIDITY
Maximum borrowing capacity of related party promissory note															$ 500,000
Principal amount of debt																		$ 500,000
Sponsor | Extension Note
ORGANIZATION, BUSINESS OPERATION AND LIQUIDITY
Maximum borrowing capacity of related party promissory note		$ 990,000							$ 990,000	$ 990,000
Sponsor | Extension Note | Subsequent Event
ORGANIZATION, BUSINESS OPERATION AND LIQUIDITY
Maximum borrowing capacity of related party promissory note			$ 990,000
Sponsor | Unsecured promissory note | Subsequent Event
ORGANIZATION, BUSINESS OPERATION AND LIQUIDITY
Principal amount of debt													$ 500,000
Sponsor | Private Placement
ORGANIZATION, BUSINESS OPERATION AND LIQUIDITY
Price of warrant per share | $ / shares				$ 10.00
Sponsor | Private Placement | Private Placement Warrants
ORGANIZATION, BUSINESS OPERATION AND LIQUIDITY
Sale of private placement warrants (in shares) | shares							1,060,000
Price of warrant per share | $ / shares							$ 10.00
Ananda Trust | Unsecured convertible promissory note
ORGANIZATION, BUSINESS OPERATION AND LIQUIDITY
Maximum borrowing capacity of related party promissory note															500,000	$ 500,000
Principal amount of debt																		$ 500,000			$ 500,000
Ananda Trust | Unsecured promissory note
ORGANIZATION, BUSINESS OPERATION AND LIQUIDITY
Maximum borrowing capacity of related party promissory note																$ 500,000
Ananda Trust | Unsecured promissory note | Subsequent Event
ORGANIZATION, BUSINESS OPERATION AND LIQUIDITY
Maximum borrowing capacity of related party promissory note															$ 500,000				$ 500,000